For period ending:  12/31/13
File Number: 811-4294


                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /    (a)
                                    __ __ __
            or fiscal year ending:   12/31/13  (b)
                                    __ __ __
Is this a transition report? (Y/N)    N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[Z]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: Variable Annuity Account

    B.  File Number: 811-4294

    C.  Telephone Number:    651-665-1735

2.  A.  Street:   400 Robert Street North

    B.  City:   St. Paul

    C.  State:  Minnesota

    D.  Zip Code:  55101    Zip Ext:  2098

    E.  Foreign Country:                         Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)  N

4.  Is this the last filing on this form by Registrant? (Y/N)  N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)  Y
    [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period?


UNIT INVESTMENT TRUSTS

111.  A.  [Z]  Depositor Name:  The Minnesota Life Insurance Company

      B.  [Z]  File Number (If any):

      C.  [Z]  City:  St. Paul   State:  MN   Zip Code: 55101 Zip Ext: 2098

          [Z]  Foreign Country:               Foreign Postal Code:

111.  A.  [Z]  Depositor Name:

      B.  [Z]  File Number (If any):

      C.  [Z]  City:            State:       Zip Code:        Zip Ext:

          [Z]  Foreign Country:               Foreign Postal Code:

112.  A.  [Z]  Sponsor Name:  The Minnesota Life Insurance Company

      B.  [Z]  File Number (If any):

      C.  [Z]  City:  St. Paul  State:  MN    Zip Code: 55101 Zip Ext: 2098

          [Z]  Foreign Country:               Foreign Postal Code:

112.  A.  [Z]  Sponsor Name:

      B.  [Z]  File Number (If any):

      C.  [Z]  City:            State:        Zip Code:       Zip Ext:

          [Z]  Foreign Country:               Foreign Postal Code:

113.  A.  [Z]  Trustee Name:

      B.  [Z]  City:             State:       Zip Code:       Zip Ext:

          [Z]  Foreign Country:               Foreign Postal Code:

113.  A.  [Z]  Trustee Name:

      B.  [Z]  City:             State:       Zip Code:       Zip Ext:

          [Z]  Foreign Country:               Foreign Postal Code:

114.  A.  [Z]  Principal Underwriter Name:  Securian Financial Services, Inc.

      B.  [Z]  File Number: 8-31955

      C.  [Z]  City:  St. Paul      State:   MN  Zip Code:  55101 Zip Ext:

          [Z]  Foreign Country:                Foreign Postal Code:

114.  A.  [Z]  Principal Underwriter Name:

      B.  [Z]  File Number:

      C.  [Z]  City:              State:       Zip Code:        Zip Ext:

          [Z]  Foreign Country:                Foreign Postal Code:

115.  A.  [Z]  Independent Public Accountant Name: KPMG LLP

      B.  [Z]  City: Minneapolis   State: MN   Zip Code: 55402  Zip Ext: 3900

          [Z]  Foreign Country:                 Foreign Postal Code:

115.  A.  [Z]  Independent Public Accountant Name:

      B.  [Z]  City:               State:       Zip Code:        Zip Ext:

          [Z]  Foreign Country:                 Foreign Postal Code:

116.  Family of investment companies information:

      A. [Z] Is Registrant part of a family of investment companies? (Y/N) N

      B.  [Z]  Identify the family in 10 letters:

                   (NOTE:  In filing this form, use this identification
               consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  [Z]  Is Registrant a separate account of an insurance company? (Y/N) Y

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

      B.  [Z]  Variable annuity contracts? (Y/N) Y

      C.  [Z]  Schedule premium variable life contracts? (Y/N) N

      D.  [Z]  Flexible premium variable life contracts? (Y/N) N

      E. [Z] Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118.      [Z]  State the number of series existing at the end of the period that had securities registered under the
               Securities Act of 1933          7

119.      [Z]  State the number of new series for which registration statements under the Securities Act of 1933 became
               effective during the period     0

120.      [Z]  State the total value of the portfolio securities on
               the date of deposit for the new series included in
               Item 119 ($000's omitted)                      $    0
                                                              _________

121.      [Z]  State the number of series for which a current
               prospectus was in existence at the end of the period  7

122.      [Z]  State the number of existing series for which additional units were registered under the Securities Act of
               1933 during the current period    7

123.      [Z]  State the total value of the additional units
               considered in answering item 122 ($000's omitted)  $   0
                                                                 _________

124.      [Z]  State the total value of units of prior series
               that were placed in the portfolios of subsequent
               series during the current period (the value of
               these units is to be measured on the date they
               were placed in the subsequent series) ($000's
               omitted)                                           $    0
                                                                  _________

125.      [Z]  State the total dollar amount of sales loads
               collected (before reallowances to other brokers
               or dealers) by Registrant's principal underwriter
               and any underwriter which is an affiliated person
               of the principal underwriter during the current
               period solely from the sale of units of all series
               of Registrant ($000's omitted)                      $    2,989
                                                                     _________

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
      operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
      portfolio of a subsequent series)  ($000's omitted)        $    0
                                                                 _________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
      (excluding distributions of realized gains, if any):


                                       Number of    Total           Total
                                        Series     ($000's      Distributions
                                       Investing   omitted)   ($000's omitted)

A.  U.S. Treasury direct use
                                       _________   $________      $_________
B.  U.S. Government agency
                                       _________   $________      $_________
C.  State and municipal tax-free
                                       _________   $________      $_________
D.  Public utility debt
                                       _________   $________      $_________
E.  Broker or dealers debt or debt of
    brokers' or dealers' parent
                                       _________   $________      $_________
F.  All other corporate intermed. &
long-term debt
                                       _________   $________      $_________
G.  All other corporate short-term debt
                                       _________   $________      $_________
H.  Equity securities or brokers or
    dealers or parents of brokers or
    dealers
                                       _________   $________      $_________
I.  Investment company equity
    securities                            7         4,688,481         0
                                       _________   $________      $_________
J.  All other equity securities
                                       _________   $________      $_________
K.  Other securities
                                       _________   $________      $_________
L.  Total assets of all series of
    Registrant                            7         4,688,481         0
                                       _________   $________      $_________


128.  [Z]  Is the timely payment of principal and interest
           on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the insurer? (Y/N) N

           [If answer is "N" (No), go to item 131.]

129.  [Z]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
           (Y/N)

           [If answer is "N" (No), go to item 131.]

130.  [Z]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.  Total expenses incurred by all series of Registrants during
      the current reporting period ($000's omitted)               $  55,107
                                                                  _________

132.  [Z]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                811-4294      811-        811-        811-        811-
                811-          811-        811-        811-        811-
                811-          811-        811-        811-        811-
                811-          811-        811-        811-        811-
                811-          811-        811-        811-        811-
                811-          811-        811-        811-        811-
                811-          811-        811-        811-        811-


     This report is signed on behalf of the registrant in the City of St. Paul on the 27th day of February, 2014.




/s/ Daniel Wirig
______________________________
By: Daniel Wirig